Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	May 31, 2022	Aug. 31, 2021
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Assets
Building	30 years
Leasehold improvements	5 years
Clinical equipment	5 years
Computer equipment	3 years
Office equipment	5 years
Furniture and fixtures	5 years

Building	30 years
Leasehold improvements	5 years
Clinical equipment	5 years
Computer equipment	3 years
Office equipment	5 years
Furniture and fixtures	5 years

Schedule of Intangible Assets Amortized Estimated Useful Lives

The Company’s intangible assets are being amortized over their estimated useful lives as follows:

Land use rights	50 years (the lease period)
Software license	7 years
Intellectual property	7 years
Customer relationships	5 years
Brand names	7 years

The Company’s intangible assets are being amortized over their estimated useful lives as follows:

Land use rights	50 years (the lease period)
Software license	7 years
Intellectual property	7 years
Customer relationships	5 years
Brand names	7 years
Workforce	5 years

Schedule of Changes in Goodwill

Summary of changes in goodwill by acquired businesses is as follows:

	APKA	EFL	Rockland	Acenzia	Total
Balance, August 31, 2019	$187,675	$217,703	$217,703	$-	$623,081
Foreign currency translation adjustment	4,175	4,843	4,843	-	13,861
Balance, August 31, 2020	191,850	222,546	222,546	-	636,942
Goodwill acquired with purchase of business	-	-	-	8,726,949	8,726,949
Impairment of goodwill	-	(99,593)	-	-	(99,593)
Foreign currency translation adjustment	6,075	6,886	7,047	(202,427)	(182,419)
Balance, August 31, 2021	$197,925	$129,839	$229,593	$8,524,522	$9,081,879